Expense Example {- Fidelity High Dividend ETF} - 09.30 Fidelity Factor ETFs Combo PRO-07 - Fidelity High Dividend ETF - Fidelity High Dividend ETF	Dec. 01, 2020 USD ($)
Expense Example:
1 year	$ 30
3 years	93
5 years	163
10 years	$ 368